TAXATION - Net deferred tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Net deferred tax
Balance	$ (22,421,125)	$ (14,164,930)	$ (17,358,162)
Additions for business combination		(777,622)
Charge for the year	1,031,836	(4,257,912)	1,888,006
Charge to OCI	2,645,997	(1,388,022)	(1,133,228)
Conversion difference	(6,251,277)	(1,832,639)	2,438,454
Balance	$ (24,994,569)	$ (22,421,125)	$ (14,164,930)